Earnings Per Share (Narrative) (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Earnings Per Share [Abstract]
Shares repurchased and retired	457	1,927	414
Value of shares repurchased and retired	$ 61,181	$ 138,819	$ 18,085